Derivative and Hedging Instruments - Summary of Effects of Derivatives in Cash Flow Hedging Relationships (Detail) - Cash flow hedges [Member] - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives	$ (79)	$ (48)
Gains (losses) reclassified from AOCI into investment income	28	(15)
Foreign currency swaps [Member] | Fixed rate assets [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives	1	(2)
Gains (losses) reclassified from AOCI into investment income		1
Foreign currency swaps [Member] | Floating rate liabilities [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives	(64)	(40)
Gains (losses) reclassified from AOCI into investment income	14	37
Foreign currency swaps [Member] | Fixed rate liabilities [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives	(14)	(41)
Gains (losses) reclassified from AOCI into investment income	(2)	(35)
Forward contracts [Member] | Forecasted expenses [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) reclassified from AOCI into investment income		(9)
Equity contracts [Member] | Stock-based compensation [Member]
Disclosure of detailed information about hedges [Line Items]
Gains (losses) deferred in AOCI on derivatives	(2)	35
Gains (losses) reclassified from AOCI into investment income	$ 16	$ (9)